Financial assets and liabilities - Equity Price Exposures (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ (81)	$ 100	$ (6)	$ 160
Equity price risk
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ 81		$ 6
Percentage of possible change in risk variable	5.00%		5.00%
Reasonably possible change in risk variable impact on net earnings	$ 35		$ 35
Forward contract | Settlement of share-based compensation plans | Equity price risk
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	$ 16		$ 16		$ 130